Business and Presentation (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Severance costs	$ 0	$ 320,000
Loss on abandonment of lease	243,000	0
Loss on disposal of assets	132,000	0	131,456	0
Total	$ 375,000	$ 320,000